Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Distributions
G.	The appropriations of 2015 and 2016 earnings have been approved at the Shareholders’ meeting on May 16, 2016 and June 28, 2017, respectively. The appropriations and dividends per share were as follows:

	For the Years Ended December 31,
	2015		2016
	Amount	Dividends per share (in NT dollars)	Amount	Dividends per share (in NT dollars)
	NT$		NT$
Provision of Legal reserve	876,226		993,316
Cash dividends	8,725,811	2.80	5,453,632	1.75